Contingencies and commitments	12 Months Ended
Mar. 31, 2012
Contingencies and commitments [Abstract]
Contingencies and commitments
25.	Contingencies and commitments

i.	CAPITAL COMMITMENTS

Contractual commitments for capital expenditure pending execution were Rs.2,004.16 million and Rs.4,467 million as of March 31, 2012 and 2011 respectively. Contractual commitments for capital expenditures are related to purchase of property and equipment.

ii.	GUARANTEES

MTNL has outstanding financial/performance bank guarantees of Rs.981.62 million and Rs.951 million as of March 31, 2012 and 2011 respectively. The bank guarantees are essentially provided to the Government of India for financial and performance roll out obligations as prescribed in respective license agreements.

iii.	CONTINGENT LIABILITIES

MTNL is involved in tax and legal proceedings, claims and litigation arising in the ordinary course of business. MTNL periodically assess its liabilities and contingencies in connection with these matters based upon the latest information available. For those matters where it is probable that MTNL could have incurred a loss and the loss or range of loss can be reasonably estimated, the Company has recorded reserves in its consolidated financial statements. In other instances, MTNL is unable to make a reasonable estimate of any liability because of the uncertainties related to both the probable outcome and amount or range of loss. As additional information becomes available, MTNL adjusts its assessment and estimates of such liabilities accordingly.

Based on review of the latest information available, management believes that the ultimate liability in connection with pending tax and legal proceedings, claims and litigation will not have a material effect on the Company’s results of operations, cash flows or financial position, with the possible exception of the matters described below.

(a)	Sales tax
 The Mumbai Unit had applied for amnesty under the Maharashtra Kar Nivaran Yojana, 1999 in respect of the Sales Tax demands of Rs8.10 million (Rs.8.10 million). The application for amnesty towards demands aggregating Rs.2.09 million (Rs.2.09 million) has been accepted. The balance applications relating to demands of Rs.6.02 million (Rs.6.02 million) are under process and are not included under Contingent Liabilities.

(b)	Income taxes
i.
The Central Income Tax Authority of India (“CIT”) had historically disallowed the license fee paid by the Company to DoT for the years ended March 31, 1994 till March 31, 2006 as a tax deductible expense and had raised a demand for payment of taxes on increased taxable income relating to such expenses. These demands had been contested by the Company.

During the year ended March 31, 2005, the Company had obtained favorable decisions from the Income Tax Appellate Tribunal (“ITAT”) with respect to the license fee disallowed for the assessment years 1997-98 and 2001-2002. Further in respect of assessment years 1995-96 and 1996-97, the Committee of Disputes (“COD”), on the recommendations of the Ministry of Law, decided not to give clearance to either the Central Board of Direct Taxes or the Company to file appeals in the Hon’ able High Court, making the decision of the ITAT binding on both the parties. Subsequent to the COD’s decision, the Company has applied to ITAT to restore the appeal and decide in favor of the Company.

During the year ended March 31, 2006, based on the judgments passed in the previous years, ITAT has allowed deduction of license fees as a tax deductible item for assessment years 1998-99 to 2000-01 and 2002-03. License fees have also been allowed as a deduction by CIT (A) for assessment year 2004-05.

During the year ended March 31, 2007, based on the judgments issued in the previous years, ITAT has allowed deduction of license fees as tax deductible item for the assessment years 1995-96 and 1996-97 also. Management believes that ITAT following its favorable judgments of earlier years will eventually decide in favor of the Company for the years in dispute and an adverse outcome in respect of the above is not probable. Based on the above stated favorable judgments, the Company has not accrued the tax charge on the license fee in the financial statements. The Company during the year 2006-07 has received interest on deposits paid under protest to the tax authorities and the refunds for the years decided in favor of the Company i.e. 1995-96, 1996-97, 1998-99,1999-00, 2000-01, 2002-03 and 2004-05.  The refunds and the interest thereon have been recognized in the statement of income for the year ended March 31, 2007.

During the year ended March 31, 2008, the Company has received refunds for the years 2002-03 and 2004-05 along with interest which has been duly accounted for in the Company’s books of accounts for the year ended March 31, 2008.

As part of the appeals process, the Company had deposited under protest, amounting to Rs.3,146 million as of March 31, 2009. These deposits have been classified as part of restricted assets on the Company’s consolidated balance sheets.

ii.
The Income Tax authorities have historically disallowed the Company’s claim for a tax holiday under section 80IA of the Indian Income Tax Act, 1961 (Also refer note 18). For assessment years 2001-02 to 2004-05, the income tax authorities have demanded Rs.10,677 million as penalties for the deduction claimed by the Company under Section 80IA -Income Tax Act, 1961. The Company is contesting these disputes at various levels of income tax appellate authorities including the ITAT. During the year ended March 31, 2006, the Company’s appeal to determine the applicability of section 80IA has also been admitted by the High Court. Under the Indian laws, High Courts only admit a case, pertaining to income taxes, if there is a ‘question of law’ involved in the litigation and not ‘a question of facts’. Under the Income tax laws no penalty can be levied if there is a ‘question of law’- interpretation involved. The Company has adequately disclosed in its income tax filings its claims under section 80IA and further since its appeal has also been admitted by the High Court, management believes that it is ‘a question of law’ on which no penalty can be levied by the income tax authorities. Also, the ITAT has restored the claim of the Company u/s 80IA for the assessment years 1998-99, 1999-00, 2000-01 and 2002-03 to the assessing officer.

Subsequent to the year ended March 31, 2007, MTNL has received fresh orders from the assessing officer partially allowing the deduction u/s 80IA for the assessment years 1998-99, 1999-00, 2000-01 and 2002-03 and received refunds and interest thereon. For claiming full deduction of claim u/s 80IA, the Company has filed the appeals to the higher authority. The Company is of the view that the orders in respect of the above years have reached a stage of finality and accordingly the refunds and the interest thereon have been recognized in the statement of income for the year ended March 31, 2007 under tax expense and interest income respectively. However, in respect of other years it is possible that the authorities may take a different view as the same matters are at various stages of appeals or assessment. In view of this, the Company has not recognized the benefit of tax deduction under section 80IA for these years until a finality is reached on the subject matter.

During the year ended March 31, 2008, the Company received refunds from Income Tax Authority in respect of penalty levied for the years 1995-96, 1996-97, 2000-01 and 2001-02. These penalties pertain to the claims made by the Company under section 80IA of India Income Tax Act. The penalty amount has been refunded by the Income tax department along with interest thereon which has duly been accounted for in the statement of Income for the year ended March 31, 2008.

During the year 2008-09, the Assessing Officer allowed partial refund in respect of deduction under section 80IA for assessment years 2001-02 and 2003-04.

During the 2009-10 fiscal year, the Honorable ITAT allowed deduction under section 80IA for six assessment years (1998-99, 1999-00, 2000-01, 2001-02, 2002-03 and 2005-06) to exempt up to 75% of the income the Company earned from services.   The Income Tax authorities has refunded the tax amount Rs.2,819 million (including interest of Rs.1,361.84) for assessment year 1998-99 and rest of the years are in progress. The Company filed further appeal during the years 2010-11, in Honorable High Court of Delhi for a 100% claim under section 80IA, based upon the treatment of BSNL, which is similarly situated.

During the 2011 fiscal year, the Income Tax Authorities have refunded the tax amount of Rs.13766 million (including interest of Rs.7,310 million) for assessment years 1998-99, 1999-2000, 2000-2001, 2001-02 and 2002-03.  We have filed a further appeal during the 2011 fiscal year in Honorable High Court of Delhi for a 100% claim under section 80IA, based upon the treatment of BSNL which is similarly situated.

iii.
General Provident Fund is a scheme applicable to the Company’s employees who have opted for the Government Pension rules. In the absence of any rules available for deposit or such contribution the amounts had been retained by the Company pending notification from the Government.

The CIT had considered the contributions made by the employees towards the General Provident Fund for the year ended March 31, 2001 to 2004, as taxable income of the Company. The amount of additional income tax demanded together with interest amounted to Rs.1,652 million as of March 31, 2005. As a part of the appeals process the Company had deposited Rs.1,306 million as of March 31, 2005 under protest to the tax authorities. These deposits had been classified as part of restricted assets on the Company’s consolidated balance sheets.

During the year ended March 31, 2005, the Company had set up an ‘MTNL GPF Trust’ and had applied to the Income Tax authorities for the recognition of the said Trust. The Company believed that the entire GPF contribution till date will be allowed on payment of the same to the Trust. During the year ended March 31, 2006 the GPF Trust has been recognized by the Income Tax authorities and the amount deposited in the Trust has been allowed as a deduction in the relevant year.

iv.   During the year 2009-10, the Income Tax department has raised a demand of Income tax for Rs.5,635.72 million treating the Customer deposits as income for the AY 2006-07 because these deposits are subject to reconciliation. The Customer deposit, per se, cannot be treated as income since it is payable to customer at the time of termination of telephone services. On the above appeal is pending before CIT. The Company believes it has a valid defense against these claims and based on opinion received from legal counsel, management believes that an adverse outcome is not probable.

(c)	Disputes with BSNL
In accordance with the Inter Connect Usages Regulations, the Company has accounted for interconnection charges payable to BSNL amounting to Rs.6,924 million and Rs.3,627 million for the years ended March 31, 2004 and 2005 respectively (also refer note 5).  However BSNL had raised a bill for the interconnection charges for the calls originating from MTNL’s network and terminating/transiting at/from BSNL amounting to Rs.12,165 million and Rs.8,030 million for the years ended March 31, 2004 and 2005 respectively. The Company’s contention was that the claim was not adequately supported by BSNL and hence not accepted by the Company.

In the absence of an interconnection agreement, MTNL had provided NLD/ILD access charges for the period ended March 31, 2002 at the rates lower than those demanded by BSNL. Subsequent to the year ended March 31, 2004, in a meeting held between DoT, BSNL and the Company the rates for NLD calls for the year ended March 31, 2002 were agreed and accordingly the Company has accounted additional liability of Rs.233 million during the year ended March 31, 2004. The Company may be required to pay ILD access charges amounting to Rs.195 million for the period April 1, 2001 to January 31, 2002 on the settlement of the dispute with BSNL in this regard.

During the year ended March 31, 2006, the DoT had constituted a three members committee comprising the Member (Production), Telecommunications, Member (Finance), Telecommunications and Deputy Director General (Business Solution) to resolve the issues relating to networking charges. Based on the recommendations of the Committee described in their minutes dated January 2006, the networking charges payable to BSNL for the years March 31, 2004 and March 31, 2005 have been settled at Rs.14,078 million as against Rs.10,551 million. Further, the Committee has also settled networking charges for the years 2000 to 2003 in the meeting held in January 2006. Accordingly, an amount of Rs. 3,809 million (including the incremental charge of Rs.3,527 million for the years 2004 and 2005) has been accounted as networking charges in the statement of operations for the year ended March 31, 2006.

Subsequent to the year end March 31, 2006, meetings have been held between BSNL and MTNL wherein BSNL has raised additional claims for the year up to March 31, 2005 aggregating Rs.2,007 million and claims amounting to Rs.5,670 million for the year ended March 31, 2006 on account of networking and others charges. As against these claim for the year ended March 31, 2006 the Company has accounted Rs.4,040 million for networking charges payable to BSNL.

The Company’s contention is that since all claims relating to networking and other charges for the period upto March 31, 2005 have already been settled in accordance with the minutes of DOT committee held on January 2006 and the claims for the year ended March 31, 2006, are not adequately supported by the BSNL and hence not accepted by the Company. Further, the Company is in the process of discussing/reconciling their claims for the year ended March 31, 2006 with BSNL and may be required to pay an additional amount based on the final settlement, however such payments will not have a material adverse effect upon the Company’s results of operations, financial condition and cash flows. Management believes that an adverse outcome in respect of the above is not probable. Therefore the difference amount of above claims of Rs.3,637 million has been shown as contingent liability. In addition to that  Delhi Unit has accounted for the expenditure on account of telephone bills of service connections raised by BSNL towards MTNL for the period from October 1, 2000 to September 30, 2006 of Rs.98.01 million on the basis of actual reimbursement made for subsequent periods against the disputed claim of Rs.312.72 million, since no details / justifications are received from BSNL in spite of repeated persuasion till date. The balance amount of Rs.214.72 million is shown as contingent liability.

During the 2008 fiscal year, the Company raised claims against BSNL for duct charges and TAX usage charges amounting to Rs.515 million and Rs.546 million, respectively.  The Company has not recognized these claims as income in its statement of operations considering the history of other disputed claims with BSNL, that currently there is no separate agreement for these services and that BSNL has not accepted these claims.

During the 2009 fiscal year, the Company raised claims against BSNL for duct charges and tax usage charges amounting to Rs.522.12 million and Rs.1,223.55 million, respectively.  The Company has not recognized these claims as income in its statement of operations as BSNL has rebutted such claims.

During the 2010 fiscal year, the Company raised charges on BSNL amounting to Rs.403.17 million for infrastructure and for electricity and other charges amounting to Rs.86.12 million, which BSNL has not rebutted.  Management believes that the income claimed will be recoverable from BSNL.  Accordingly, these amounts have been recognized as income in the Company's statement of operations.  Further, during the 2010 fiscal year, the Company had raised claims against BSNL for tax usage charges amounting to Rs.700.83 million.  It has not recognized these claims as income in its statement of operations due to absence of any interconnect agreement with BSNL.

During the 2011 fiscal year, the Company, increased infrastructure charges to BSNL amounting to Rs.586.65 million and Rs.184.91 million for electricity and other  charges, which have not been rebutted by BSNL. No tax usage charges has been billed to BSNL since BSNL has installed its own Trunk Automatic Exchange.

During the fiscal year 2012 amounts of Rs.868.65 million and Rs.190.58 million have been accounted for as Infrastructure Usage charges for using the various office building and spaces of MTNL and property tax, electricity, water and fuel charges respectively.

(d)	Disputes with the DoT
On the formation of the Company, employees were deputed to MTNL on deemed deputation status from the DoT and the Company was required to contribute for the Leave Salary and Pension Contribution (“LSPC”) as per the rates prescribed by the Government. The Company had accrued for these expenses amounting to Rs.2,884.74 million for the period 1986 to 1998 and subsequently paid them to the DoT.

During the year ended March 31, 2006, a Committee was set up to examine the amount of LSPC contributions payable by MTNL to the DoT. The Committee concluded that an additional amount of Rs.656 million was payable on account of short payment of the LSPC contribution and an amount of Rs.1,738 million is payable on account of interest payable on delayed payment of the LSPC contributions. The Company has accepted the claim of the DoT for Rs.656 million and has expensed it in its statement of income for the year ended March 31, 2006. In respect of Rs.1,738 million, the Company has contested the claim from the DoT on the contention that MTNL has abided by the DoT’s decision at all stages by depositing the amounts as required. In this connection the terms and condition as laid down in Fundamental Rules & Service Rules (FRSR) to the government of India with regard to prior intimation of calculation of contribution of the pension amount has not been communicated to us, and management believes that an adverse outcome in respect of the above is not probable.

License fees payable to the DoT are calculated on the AGR accounted for on accrual basis in respect of both revenue and revenue sharing with all other operators.  As regards the directions of Supreme Court in respect of calculation of License Fees and AGR the matter has been referred back to TDSAT and is pending with regard to the AGR calculations, etc, in cases of other operators where demands had already been raised by the DoT.  However, the Company is not a party to the dispute and the AGR is calculated as per License Agreement and in case of BSNL the same is done on netting of receivables and payables by the Company and the same issue of revenue sharing with BSNL the issue has been taken up with the DoT.  The impact of Rs.1,403.60 million on this account has been shown as contingent liability in the 2012 fiscal year, although there is no demand from the DoT at this stage in view of on-going assessment of license fees paid by the Company for the 2008 fiscal year and onward as a conservative approach by the Company.  Refer note No. 5.

(e)	Others
i.
In 1998, M&N Publication made claims for Rs.5,415 million against the Company. These claims arise out of contracts for the printing of telephone directories for Delhi and Mumbai. Each of these claims includes claims for loss of reputation and loss of business opportunities. The Company has made claims of Rs.4,169 million against M&N Publications for failure to perform the contracts. These claims are pending before a sole arbitrator. The Company believes that it has valid defenses to these claims and based on opinion received from legal counsel, management believes that an adverse outcome is not probable. The dispute with M&N Publication(renamed as GETIT Infomediary Pvt Ltd.) is pending before Justice A.M. Ahmadi, former Chief Justice of India.

ii.
In the 2005 fiscal year, Alcatel brought claims against us aggregating Rs.169.16 million (including interest from 1996 on the claims made of Rs.127.87 million) as of March 31, 2012.  These claims arose out of contracts for supply of digital local telephone exchange equipment, and include claims for loss of reputation and loss of business opportunity.  The claims are pending in arbitration.  The case is at the stage of examination of witnesses and last hearing was held in May 2012. We believe we have a valid defense to these claims and based on opinion from legal counsel, management believes that an adverse outcome is unlikely.

iii.
The Company received claims aggregating Rs.481.82 million (including interest) as of March 31, 2012 from various PRM service providers (World Phone, Voice Infotech and ITC). These claims arose from the contracts for PRM services, which were started in the 2000 fiscal year.  We had not paid commission payable for these services to these providers, as the amount was subsequently not recovered from the subscribers. The claims include Rs.119 million towards loss of profit and wasteful expenditure incurred by the parties. An arbitration award of Rs.112.55 million, plus interest, was made in the World Phone claim, which both we and World Phone appealed to the Delhi High Court.  These appeals are pending. The matter in respect of World Phone case is now listed in the category of “Finals” and shall be taken up at its own turn. In case of M/s Voice Infotech no proceeding happened since March 2007 and also in case of M/s ITC no proceeding took place since July 2006. We believe we have a valid defense to these claims and based on opinion from legal counsel, management believes that an adverse outcome is unlikely.

iv.
The Company has received claims from CMC limited aggregating to Rs.741.07 (March 2011 Rs.692.97) million.  These claims arise out of usage of leased circuits for which MTNL has charged them rental for CUG services as per the revised tariff plan which is disputed by CMC Limited. These claims include claims for loss of reputation, business opportunity and undue harassment aggregating to Rs.220 million..  The Company believes it has a valid defense to these claims and based on opinion received from legal counsel, management believes that an adverse outcome is not probable.

v.    Dispute with Reliance Infocom(UASL operator): The Company has received a claim of Rs.3,921 million (including interest) from Reliance infocom. The case dates back to the year March 31, 2005, MTNL noticed that a very large number of calls were received from certain levels of another operator’s network. On further investigation/analysis, it came to the Company’s notice that these were actually ILD calls, which were being received on Local/NLD trunks and that the CLIs (Caller line Identification) of these calls had been tampered by the other operator. MTNL raised a demand on the other operator based on the relevant penal clauses of its agreement aggregating Rs.3,412 million for a period of six months beginning April 2004. The other operator has disputed the above claim and under repeated threats of disconnection, obtained a stay order from High Court of Delhi. In the year ended March 31, 2005 during the course of the hearings, the honorable High Court directed the other operator to pay Rs.2,368 million to MTNL. During the year ended March 31, 2006, the other operator under directions from the High Court has further deposited Rs.1,040 million with MTNL. The petition filed by UASL Operator before Hon’ble High Court, Delhi is dismissed as withdrawn with a liberty to the UASL operator to take steps in accordance with the Law.  The matter is presently pending with the Hon’ble Court/TDSAT. Management believes that the Company has strong defense and amount received from Reliance infocom will not be repaid.

vi.
The Company has received claims aggregating Rs.196 million (March 2011 Rs.187 million) From M/s Haryana Telecom for dispute in respect of reduction of notified rates for supply of PIJF cables to MTNL against DoT T.E. No. 14-21/94-MMT(MMS) dated November 30, 1994 opened on January 24,1995. The claim of the claimant is of Rs.3,61,99,154/-with interest at 24% from June 1997 till date of payment. The Company believes it has a valid defense to these claims and based on opinion received from legal counsel, management believes that an adverse outcome is not probable.

vii.
The DOT has given commitment via GOI Ministry of Communication and IT department of Telecom via letter  no 40-29/2002-Pen(T), dated August 29, 2002, that it has been agreed in principle that payment of pensionaries benefits including the family pension to the government employees absorbed in MTNL and who have opted for government scheme of pension shall be paid by the government. The exact modalities in this regard are being worked out by the department of pension and pensioner welfare. Pending decision of modalities of liability payable to DoT towards pension contribution on MTNL, so as to have a prudent method, on conservative basis, MTNL has opted the method of valuation as per AS 15(Revised) through actuarial valuation for defined benefit plan of central government pension scheme and the provision for Rs.66,544.40 million as on March 31, 2011 is kept separately in the books under Note 19(b)iii.  Pending final decision of the issue the above liability is subject to modalities to be finalized by DoT and may vary. However, on conservative basis though the liability will not attract clause (b) of section 43B of Indian Income Tax Act, 1961 contingent liability to the extent of Rs.21,836 million is created.

viii.
Additionally, the Company is also involved in law suits and claims amounting to Rs.8,438 million pending at various authorities in respect of service tax, sales tax, lease disputes and other matters which arise in the ordinary course of the business. Management believes that the Company has a valid defense against these claims and an adverse outcome is not probable. These would not have a material adverse effect upon the Company’s results of operations, financial condition and cash flows.

(f)	Summary of above litigations

The following table summarizes the potential exposure of the Company of March 31, 2012 with respect to above

		As of March 31,
		2012		2012
		(Millions of Rupees)		(Millions of US$ Unaudited)
Dispute relating to customer deposits	25(iii)(b)(iv)		5,636	111
Dispute relating to disallowance of 80IA deduction	25(iii)(b)(ii)		5,382	106
Disputes with BSNL	25(iii)(c)		3,852	76
Disputes with DOT	25(iii)(d)		3,142	62
Arbitration dispute with M & N Publications	25(iii)(e)(i)		5,415	106
Arbitration dispute ith Alcatel	25(iii)(e)(ii)		169	3
PRM Services	25(iii)(e)(iii)		482	9
CMC Services	25(iii)(e)(iv)		741	15
Reliance Infocom	25(iii)(e)(v)		3,921	77
M/s Haryana Telecom	25(iii)(e)(vi)		196	4
Pension liabilities	25(iii)(e)(vii)		21,836	429
Other lawsuits and claims	25(iii)(e)(viii)		8,438	166
Total		Rs.	59,210	$1,163